Guarantees and commitments	6 Months Ended
Jun. 30, 2013
Guarantees and commitments
Note 25 Guarantees and commitments

Guarantees

In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, securities lending indemnifications, derivatives and other guarantees.

> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2012 for a detailed description of guarantees.

Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q13 (CHF million)
Credit guarantees and similar instruments	10,409	2,371	12,780	12,552		9	1,932
Performance guarantees and similar instruments	4,783	4,308	9,091	8,188		83	3,012
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,862	1,222	5,084	5,070		3	2,628
Total guarantees	49,425	25,743	75,168	74,023		1,227	20,150
4Q12 (CHF million)
Credit guarantees and similar instruments [4]	10,104	2,483	12,587	12,200		53	1,920
Performance guarantees and similar instruments	5,160	4,371	9,531	8,793		139	3,336
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,297	1,122	5,419	5,397		3	2,812
Total guarantees	52,969	22,194	75,163	74,016		1,180	20,279
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.
4 Prior period has been corrected.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 was CHF 0.7 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2013 to June 30, 2014, the Group’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.6 billion.

PAF2 transaction

The Group’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Group. In 1Q12, the Group entered into the 2011 Partner Asset Facility (PAF2) transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Group, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Group and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic collateralized debt obligation (CDO) trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Group’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from CDS on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Group for counterparty risk management. As of the end of 2Q13, the carrying value of the PAF2 awards was CHF 598 million. The amount of the PAF2 awards compensation expense for 2Q13 was a credit of CHF 17 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 22 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Group has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of the end of 2Q13, the CDS had a positive replacement value of CHF 17 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 24 – Derivatives and hedging activities. The Group also has a credit support facility with this entity that allows the Group to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Group instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Group. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of the end of 2Q13, the carrying value of the credit support facility included in this table was zero (in million Swiss francs). The transaction overall is a four-year transaction, but can be extended to nine years. The Group has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the BCBS published updated regulatory guidance that makes the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Group has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Group is in the process of negotiating a restructuring of the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III. If a restructuring is not completed, the Group may terminate the transaction.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises Fannie Mae and Freddie Mac (GSEs); institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

With respect to its outstanding repurchase claims balance for GSEs, private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because the Group has limited reliable information about the status of such loans following their sale. With respect to outstanding repurchase claims from private investors and non-agency securitizations, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued due to the Group’s limited history of resolving such repurchase claims.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2013 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2Q13, 1Q13 and 2Q12, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total residential mortgage loans sold	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans sold was USD 27.4 billion as of the end of 2Q13. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q13 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	2Q13					1Q13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	482	1,398	1,947		67	464	1,395	1,926
New claims	24	93	149	266		12	22	340	374
Claims settled through repurchases	(1)	0	(2)	(3)	[1]	(3)	0	0	(3)	[1]
Other settlements	(5)	(155)	(4)	(164)	[2]	(3)	0	(3)	(6)	[2]
Total claims settled	(6)	(155)	(6)	(167)		(6)	0	(3)	(9)
Claims rescinded	(4)	0	0	(4)		(6)	(4)	0	(10)
Transfers to/from arbitration and litigation, net [3]	0	0	(347)	(347)		0	0	(334)	(334)
Balance at end of period	81	420	1,194	1,695		67	482	1,398	1,947

	2Q12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	50	437	762	1,249
New claims	25	14	242	281
Claims settled through repurchases	(2)	0	(3)	(5)	[1]
Other settlements	(2)	(1)	(6)	(9)	[2]
Total claims settled	(4)	(1)	(9)	(14)
Claims rescinded	0	(2)	0	(2)
Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)
Balance at end of period	71	448	851	1,370
1 Settled at a repurchase price of USD 3 million, USD 3 million and USD 6 million in 2Q13, 1Q13 and 2Q12, respectively.
2 Settled at USD 20 million, USD 5 million and USD 7 million in 2Q13, 1Q13 and 2Q12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to/from arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchase price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims

	2Q13	1Q13		2Q12		6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	59	55		49		55	59
Increase/(decrease) in provisions, net	62	12		20		74	16
Realized losses [2]	(23)	(8)	[3]	(13)	[3]	(31)	(19)	[3]
Balance at end of period [4]	98	59		56		98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 29 – Litigation” for further information.

Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications

The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.

> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2012 for a description of these guarantees.

Other commitments

Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, loan commitments, forward reverse repurchase agreements and other commitments.

> Refer to “Other commitments” in V – Consolidated financial statements – Credit Suisse Group – Note 31 – Guarantees and commitments in the Credit Suisse Annual Report 2012 for a description of these commitments.

Other commitments

	2Q13							4Q12
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,660	29	5,689		5,574		3,160	6,217	41	6,258		6,061		3,219
Loan commitments	170,538	74,593	245,131	[2]	239,693		163,905	169,462	67,648	237,110	[2]	231,639		153,460
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,807	1,531	5,338		5,338		167	949	1,612	2,561		2,561		131
Total other commitments	223,197	76,153	299,350		293,797		210,424	222,184	69,301	291,485		285,817		202,366
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 140,510 million and CHF 139,709 million of unused credit limits as of the end of 2Q13 and 4Q12, respectively, which were revocable at the Group's sole discretion upon notice to the client.